Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (2,231)	$ (2,461)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	620	547
Provisions for loan losses		2,500
Amortization of premiums and discounts on securities, net	337	270
Gain on sale of loans held for sale	(16)
Proceeds from the sale of loans held for sale	1,967	1,593
Loans originated as held for sale	(729)	(183)
Amortization of deferred loan fees and costs, net	(119)	(24)
Income from bank-owned life insurance, net	(331)	(154)
(Gain) loss on sale of other real estate owned	(20)	204
Gain on sale of securities available for sale	(195)
Decrease (increase) in accrued interest receivable	250	(32)
Decrease in Other intangible assets	54
Increase in deferred tax assets	(1,483)	(1,492)
(Increase) decrease in other assets	(1,114)	50
Stock options and restricted stock compensation expense	591
Employee Stock Ownership Plan compensation expense	171	136
Increase in other liabilities	2,834	1,272
Net cash provided by operating activities	639	2,260
Cash flows from investing activities:
Maturities of time deposits with banks	1,470	3,648
Purchases of securities held to maturity		(30,273)
Maturities of securities held to maturity	5,000	2,000
Principle repayment of securities held to maturity	800	966
Proceeds from sale of securities available for sale	60,369
Purchases of securities available for sale	(23,507)
Calls and maturities of securities available for sale	8,000
Principle repayment of securities available for sale	2,923
Net increase in loans	(38,073)	(3,301)
Proceeds from sale of other real estate owned	61	1,177
Purchases of premises and equipment, net	(3,431)	(493)
Purchase of bank owned life insurance		(3,050)
Redemption of Federal Home Loan Bank stock	123	57
Business acquisitions, net of cash received	15,424
Net cash provided by (used in) investing activities	29,159	(29,269)
Cash flows from financing activities:
Net increase (decrease) in deposits	9,260	(965)
Net decrease in Federal Home Loan Bank Advances	(3,980)
Net decrease in other borrowings	(1,858)
Redemption in Preferred Stock	(5,700)
Payment of Dividend to Preferred Stock	(14)
Net proceeds received from stock issuance	11,359	37,399
Net cash provided by financing activities	9,067	36,434
Increase in cash and cash equivalents	38,865	9,425
Cash and cash equivalents at beginning of year	20,479	11,054
Cash and cash equivalents at end of year	59,344	20,479
Supplemental disclosure of cash flow information:
Cash paid during the period for-Interest	716	159
Noncash transaction
Accumulated other comprehensive loss, net change in unrealized loss on securities available for sale, net of taxes	(108)
Securities held to maturity transferred to available for sale	69,665
Transfer from loans to loans held for sale		$ 3,422
Noncash assets acquired and liabilities assumed:
Securities available for sale	44,372
Loans	179,408
Premises and equipment	8,727
Federal Home Loan Bank stock	1,540
Cash surrender value of bank-owned life insurance	4,585
Deferred income taxes	2,095
Goodwill	9,500
Core Deposit Intangible	655
Accrued interest	685
Other Real Estate Owned	32
Other assets	98
Deposits	225,927
Federal Home Loan Bank advances	31,480
Other borrowings	3,285
Other liabilities	729
Preferred Stock	$ 5,700